WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	ARGENTINA — 2.3%
75	MercadoLibre, Inc.*	$61,028
	BRAZIL — 1.7%
39,200	Hapvida Participacoes e Investimentos S/A	46,669
	CANADA — 2.7%
1,980	First Quantum Minerals Ltd.	36,180
5,910	Ivanhoe Mines Ltd. - Class A*	36,735
		72,915
	CHINA — 14.0%
963	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	11,833
5,000	Glodon Co., Ltd. - Class A	34,443
2,145	JD.com, Inc. - Class A	63,991
900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	38,740
6,100	Shenzhou International Group Holdings Ltd.	64,161
3,200	Tencent Holdings Ltd.	123,676
3,000	WuXi AppTec Co., Ltd. - Class H	36,343
		373,187
	DENMARK — 1.0%
1,045	Vestas Wind Systems A/S	27,467
	HONG KONG — 10.0%
17,014	AIA Group Ltd.	170,934
2,100	Hong Kong Exchanges & Clearing Ltd.	96,370
		267,304
	INDIA — 10.2%
170	Asian Paints Ltd.	7,182
1,780	HDFC Bank Ltd. - ADR	111,784
3,800	ICICI Bank Ltd. - ADR	78,964
1,740	Tata Consultancy Services Ltd.	72,782
		270,712
	INDONESIA — 6.0%
50,030	Bank Central Asia Tbk P.T.	24,878
471,932	Telkom Indonesia Persero Tbk P.T.	134,793
		159,671
	MEXICO — 5.6%
5,900	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	79,996

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
30,070	Megacable Holdings S.A.B. de C.V.	$69,933
		149,929
	PERU — 3.4%
710	Credicorp Ltd.	91,874
	SINGAPORE — 4.2%
5,577	United Overseas Bank Ltd.	111,269
	SOUTH AFRICA — 2.4%
3,450	Bid Corp. Ltd.	63,520
	SOUTH KOREA — 3.0%
4,680	Coupang, Inc.*	80,917
	SWEDEN — 4.6%
6,590	Sandvik A.B.	121,429
	TAIWAN — 9.3%
9,000	Feng TAY Enterprise Co., Ltd.	50,419
2,230	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	197,310
		247,729
	UNITED KINGDOM — 5.4%
820	AstraZeneca PLC	107,858
1,295	Wizz Air Holdings PLC*	35,166
		143,024
	UNITED STATES — 7.1%
175	American Tower Corp. - REIT	47,395
1,880	Baker Hughes Co.	48,297
265	Mastercard, Inc. - Class A	93,755
		189,447
	VIETNAM — 3.4%
28,674	Vietnam Dairy Products JSC	89,511
	TOTAL COMMON STOCKS
	(Cost $2,851,699)	2,567,602

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.6%
$95,493	UMB Bank Demand Deposit, 1.48%[1]	$95,493
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $95,493)	95,493
	TOTAL INVESTMENTS — 99.9%
	(Cost $2,947,192)	2,663,095
	Other Assets in Excess of Liabilities — 0.1%	2,664
	TOTAL NET ASSETS — 100.0%	$2,665,759

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.